LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2018
LOSS PER ORDINARY SHARE
Schedule of loss per ordinary share

a.    Basic

The basic loss per share is calculated by dividing the loss by the weighted average number of ordinary shares in issue during the period.

The following is data taken into account in the computation of basic loss per share:

	Year Ended December 31,
	2018	2017	2016
Loss (U.S. dollars in thousands)	38,820	45,544	29,370
Weighted average number of ordinary shares outstanding during the period (in thousands)	231,204	176,579	128,514
Basic loss per share (U.S. dollars)	0.17	0.26	0.23

b.    Diluted

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding, assuming conversion of all potentially dilutive ordinary shares, using the treasury stock method. The Company has two categories of potentially dilutive ordinary shares: warrants issued to investors and options issued to employees and service providers. The effect of options issued to employees and service providers, for all reporting years, is anti-dilutive. In 2017 and 2018, the effect of warrants is anti-dilutive.

	Year Ended December 31,
	2018	2017	2016
Loss (U.S. dollars in thousands)	38,820	45,544	29,370
Adjustment for financial income of warrants	—	—	1,208
Loss used to determine diluted loss per share	38,820	45,544	30,578
Weighted average number of ordinary shares outstanding during the period (in thousands)	231,204	176,579	128,514
Adjustment for warrants	—	—	295
Weighted average number of ordinary shares for diluted loss per share (in thousands)	231,204	176,579	128,809
Diluted loss per share (U.S. dollars)	0.17	0.26	0.24